ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

Christopher Labosky
T +1 617 235 4732
F +1 617 235 9475
christopher.labosky@ropesgray.com

July 14, 2017

BY EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Baillie Gifford Funds (Registration Nos. 333-200831 and 811-10145)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of Baillie Gifford Funds (the “Trust”) pursuant to (1) the Securities Act of 1933, as amended (the “Securities Act”), and Rule 485(a)(2) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), (3) Form N-1A, and (4) Regulation S-T, is Post-Effective Amendment No. 14 to the Trust’s Registration Statement under the Securities Act and Amendment No. 37 to the Trust’s Registration Statement under the 1940 Act (“Amendment No. 14/37”), including (i) the Prospectus for The Global Select Equity Fund, The International Concentrated Growth Fund, and The Positive Change Equity Fund (the “New Funds”); (ii) the Statement of Additional Information for the Funds; and (iii) other information and the signature page.

Amendment No. 14/37 is being filed principally for registering Class K and Institutional Class shares of the New Funds, each a new series of the Trust. It is intended that this Amendment No. 14/37 become effective 75 days after filing pursuant to paragraph (a)(2) of Rule 485 under the Securities Act.

If you have any questions or need any clarification concerning the foregoing or this transmission, please call the undersigned at (617) 235-4732.

Very truly yours,

/s/ Christopher Labosky
Christopher Labosky

Enclosures

Cc: George B. Raine